Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit (loss) before taxes	R$ 33,083	R$ (77,052)	R$ (50,215)
Adjustments to reconcile income before taxes to cash provided on operating activities
Depreciation and amortization	51,474	62,445	56,284
Impairment of non-current assets		51,022	33,537
Net impairment losses on financial assets	76,840	58,178	44,578
Provision for revenue cancellation	(2,076)	(443)	234
Provision for contingencies	3,695	3,781	3,384
Accrued interests	34,189	45,018	49,577
Share-based compensation	11,823	26,372	7,450
Modification of lease contracts	(935)
Rent concessions	(2,046)
Loss on sale or disposal of non-current assets	45	2	1,330
Trade receivables	(79,548)	(79,969)	(54,831)
Prepayments	(1,113)	(1,939)	(1,224)
Other assets	(294)	(875)	(40)
Trade payables	1,283	13,906	926
Labor and social obligations	7,306	3,427	801
Other taxes payable	747	(1,636)	(4,586)
Prepayments from customers	6,359	2,104	(1,940)
Other payables	725	(6,350)	2,767
Cash from operations	141,557	97,991	88,032
Income tax paid	(18,736)	(12,697)	(9,444)
Interest paid	(41,774)	(27,543)	(23,201)
Contingencies paid	(5,134)	(1,702)	(5,237)
Net cash provided by operating activities	75,913	56,049	50,150
Cash flows from investing activities
Purchase of property and equipment	(25,544)	(28,470)	(23,191)
Purchase and capitalization of intangible assets	(30,919)	(16,266)	(11,769)
Payments for the acquisition of interests in subsidiaries	(117,248)	(107,988)	(117,247)
Sale (acquisition of) short-term investments, net	(436,584)	103,227	(6,595)
Net cash used in investing activities	(610,295)	(49,497)	(158,802)
Cash flows from financing activities
Payments of lease liabilities	(6,121)	(6,103)	(3,793)
Proceeds from loans and financing	150,000
Proceeds from initial public offering, net of share issuance costs	473,976
Capital contributions		1,871	112,509
Share repurchase		(2,238)
Net cash provided by (used in) financing activities	617,855	(6,470)	108,716
Net increase in cash and cash equivalents	83,473	82	64
Cash and cash equivalents at the beginning of the year	2,457	2,375	2,311
Cash and cash equivalents at the end of the year	R$ 85,930	R$ 2,457	R$ 2,375